Concentration - Schedule of Total Accounts Receivable (Details)		6 Months Ended						12 Months Ended
		Jun. 30, 2025 CNY (¥)		Jun. 30, 2025 USD ($)		Jun. 30, 2024 CNY (¥)		Dec. 31, 2024 CNY (¥)
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount		¥ 8,579,472		$ 1,198,485				¥ 7,668,440	[1]
Concentration risk percentage		12.50%		12.50%				19.70%	[1]
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount		¥ 41,274,908	[1]	$ 5,765,779	[1]	¥ 27,351,614
Concentration risk percentage		14.50%	[1]	14.50%	[1]	10.11%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount		¥ 37,550,104	[1]	$ 5,245,454			[1]
Concentration risk percentage	[1]	13.20%		13.20%
Supplier Concentration Risk [Member] | Cargo Link Logistics HK Company Limited [Member] | Accounts Payable [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount		¥ 11,431,039	[1]	$ 1,596,826	[1]
Concentration risk percentage		21.00%	[1]	21.00%	[1]
Supplier Concentration Risk [Member] | Cargo Link Logistics HK Company Limited [Member] | Total Purchase [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount		¥ 27,923,470		$ 3,900,689	[1]	¥ 31,986,207,000,000
Concentration risk percentage		10.70%		10.70%		11.70%
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount		¥ 10,807,073		$ 1,509,663				¥ 16,125,748,000,000
Concentration risk percentage		20.80%		20.80%				36.10%
Supplier Concentration Risk [Member] | Supplier A [Member] | Total Purchase [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount		¥ 76,922,106		$ 10,745,412		¥ 57,953,487,000,000
Concentration risk percentage		29.60%		29.60%		21.20%
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount		¥ 8,839,888		$ 1,234,863	[1]				[1]
Concentration risk percentage		17.00%		17.00%					[1]

[1]	Represented the percentage below 10%